LONG-TERM INVESTMENT (Details 1) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Current assets	$ 59,530,530	$ 43,497,758
Non-current assets	19,997,732	11,875,807
TOTAL ASSETS	79,528,262	55,373,565
Current liabilities	32,100,215	23,978,466
Non-current liabilities	3,833,819	1,328,224
TOTAL LIABILITIES	35,934,034	25,306,690
Shareholders’ equity	43,469,029	30,035,767
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	79,528,262	55,373,565
P S M Z J K [Member]
Restructuring Cost and Reserve [Line Items]
Current assets	23,116,253	18,044,139
Non-current assets	299,884	432,689
TOTAL ASSETS	23,416,137	18,476,828
Current liabilities	14,950,348	11,898,131
Non-current liabilities	33,685	94,497
TOTAL LIABILITIES	14,984,033	11,992,628
Shareholders’ equity	8,432,104	6,484,200
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 23,416,137	$ 18,476,828